COMMON STOCK (Tables)	12 Months Ended
Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
During Fiscal Years 2016, 2015 and 2014 the Company issued a total of 80,386,651, 70,918,271 and 185,748,471 shares of Common Stock, respectively, with such issuances of Common Stock being summarized as follows:

	Fiscal Year	Fiscal Year	Fiscal Year
Description	2016	2015	2014

Common shares sold pursuant to the Lincoln Park Capital Purchase Agreements, with net proceeds of such shares totaling $6,199,643, $13,236,624 and $10,000,000 in Fiscal 2016, Fiscal 2015, and Fiscal 2014, respectively.	23,945,346	47,172,240	65,143,216

Common shares issued as commitment shares pursuant to the Lincoln Park Capital Purchase Agreements	298,923	2,566,861	5,858,230

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling zero, zero and $68,089 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	---	---	878,543

Common Shares issued pursuant to the conversion of Series B, Series C, Series E and Series I Convertible Preferred Share derivatives, with such derivative liabilities totaling zero, $2,272,500, and 9,825,066 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively, at the time of their conversion.	---	6,060,000	91,796,043

Common Shares issued in payment of Director’s fees totaling $100,071, $110,000 and $110,000 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	408,892	321,611	1,210,583

Common shares issued in payment of employee salaries totaling $1,039,000, $849,737 and $368,233 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively.	4,236,555	2,518,668	3,439,467

Common shares issued in payment of consulting expenses totaling $24,000, $23,999 and $18,836 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	97,467	70,169	210,018

Common shares issued pursuant to warrants exercised	48,283,968	11,985,388	16,904,038

Common shares issued pursuant to options exercised	112,500	223,334	308,333
Milestone shares issued pursuant to EPIC Strategic Alliance Agreement totaling $840,000, zero and zero for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively	3,000,000	---	---

Total Common Shares issued during Fiscal 2016, Fiscal 2015 and Fiscal 2014	80,383,651	70,918,271	185,748,471

Common Shares issued at March 31,	711,544,352	631,160,701	560,242,430